Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share Basic and Diluted	Ordinary share equivalents include outstanding share options and warrants, which are included under the treasury stock method when dilutive.
	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
Numerator:
Net income (loss)	$2,047	$(8,145)	$5,762	$(4,285)

Denominator:
Basic weighted-average ordinary shares outstanding	11,329,516	10,935,611	11,369,031	11,086,481
Effect of share-based compensation	409,368	—	408,108	—
Diluted weighted average ordinary shares outstanding	11,738,884	10,935,611	11,777,139	11,086,481

Basic net income (loss) per share	$0.18	$(0.74)	$0.51	$(0.39)
Diluted net income (loss) per share	$0.17	$(0.74)	$0.49	$(0.39)